COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments [Abstract]
Schedule of Operating Lease

At the end of the reporting period, the Group had commitments for future minimum lease payments under a non-cancellable operating lease in respect of the rented premises which fall due as follows:

	December 31,
	2017	2018	2018
	CNY	CNY	US$

Within the first year	476	1,245	181
After one year but not more than five years	—	646	94
	476	1,891	275